CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Accounts receivable, allowance for credit loss	$ 382		$ 313			$ 283
Redeemable convertible preferred stock, par value (in USD per share)	$ 0.0001		$ 0.0001			$ 0.0001
Redeemable convertible preferred stock authorized (in shares)	61,332,000		61,332,000			61,332,000
Redeemable convertible preferred stock issued (in shares)	61,332,000		61,332,000			61,332,000
Redeemable convertible preferred stock outstanding (in shares)	61,332,000	61,332,000	61,332,000	61,332,000	61,332,000	61,332,000	52,993,000
Redeemable convertible preferred stock, aggregate liquidation preference	$ 447,890		$ 447,890			$ 447,890
Common stock, par value (in USD per share)	$ 0.0001		$ 0.0001			$ 0.0001
Common stock authorized (in shares)	126,700,000		121,000,000			121,000,000
Common stock issued (in shares)	36,362,000		33,415,000			31,483,000
Common stock outstanding (in shares)	36,362,000		33,415,000			31,483,000